Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table sets forth additional compensation information of our CEOs and our other NEOs (averaged) along with total stockholder return, and net income (loss) performance results for our fiscal years ended December 31, 2023, 2022, and 2021:

	Summary Compensation Table (SCT) Total for CEO #1(a)	Compensation Actually (CAP) Paid to CEO #1(a)(b)	SCT Total for CEO #2(a)	CAP to CEO #2(a)(b)	Average SCT for Other NEOs(a)	Average CAP to Other NEOs(a)(b)	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return(c)	Net Income (Loss) (in thousands)
2023	$216,627	$216,627	$1,405,267	$1,405,267	$395,183	$395,183	$59.03	$2,414
2022	NA	NA	$697,927	$625,205	$409,232	$391,079	$33.84	$10,046
2021	NA	NA	$318,950	$579,721	$220,131	$288,491	$392.57	$(3,534)

__________________________

(a)	Our NEOs were:

	CEO #1	CEO #2	Other NEOs
2023	Randy D. Uglem(1)	Kristine A. Glancy(2)	Adam D. May, Zackery A. Weber
2022	NA	Kristine A. Glancy	Adam D. May, Zackery A. Weber
2021	NA	Kristine A. Glancy	Adam D. May, Zackery A. Weber

(1)	Mr. Uglem’s employment with the Company started on March 31, 2023, and he became President and CEO on August 4, 2023.
(2)	Ms. Glancy’s employment with the Company ended on August 31, 2023.

(b)

SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. SCT and CAP were equal in 2023 for all NEOs because no equity awards were granted and no awards vested during the year and there were no unvested awards as of December 31, 2023; therefore, no adjustment from the SCT total related to stock and option awards was made.

(c)

Total stockholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.

Relationship Between Pay and Performance

The charts shown below present a graphical comparison of CAP to our CEOs and the average CAP to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) total stockholder return (TSR) and net income (loss).

(1)	Total stockholder return in the above chart reflects the cumulative return of $100.00 as if invested on December 31, 2020, including reinvestment of any dividends.

CAP to CEO Amount Second	$ 1,405,267	$ 625,205	$ 579,721
Compensation Actually Paid vs. Total Shareholder Return

Total stockholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.

Adjustment To PEO Compensation, Footnote [Text Block]

The following table sets forth additional compensation information of our CEOs and our other NEOs (averaged) along with total stockholder return, and net income (loss) performance results for our fiscal years ended December 31, 2023, 2022, and 2021:

	Summary Compensation Table (SCT) Total for CEO #1(a)	Compensation Actually (CAP) Paid to CEO #1(a)(b)	SCT Total for CEO #2(a)	CAP to CEO #2(a)(b)	Average SCT for Other NEOs(a)	Average CAP to Other NEOs(a)(b)	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return(c)	Net Income (Loss) (in thousands)
2023	$216,627	$216,627	$1,405,267	$1,405,267	$395,183	$395,183	$59.03	$2,414
2022	NA	NA	$697,927	$625,205	$409,232	$391,079	$33.84	$10,046
2021	NA	NA	$318,950	$579,721	$220,131	$288,491	$392.57	$(3,534)

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(a)	Our NEOs were:

	CEO #1	CEO #2	Other NEOs
2023	Randy D. Uglem(1)	Kristine A. Glancy(2)	Adam D. May, Zackery A. Weber
2022	NA	Kristine A. Glancy	Adam D. May, Zackery A. Weber
2021	NA	Kristine A. Glancy	Adam D. May, Zackery A. Weber

(1)	Mr. Uglem’s employment with the Company started on March 31, 2023, and he became President and CEO on August 4, 2023.
(2)	Ms. Glancy’s employment with the Company ended on August 31, 2023.

Additional 402(v) Disclosure [Text Block]

SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. SCT and CAP were equal in 2023 for all NEOs because no equity awards were granted and no awards vested during the year and there were no unvested awards as of December 31, 2023; therefore, no adjustment from the SCT total related to stock and option awards was made.

Summary Compensation Table (SCT) Total for CEO	$ 216,627
SCT Total for CEO Amount	$ 1,405,267	$ 697,927	$ 318,950
CEO First Name	Randy D. Uglem
Compensation Actually (CAP) Paid to CEO	$ 216,627
CEO Second Name	Kristine A. Glancy	Kristine A. Glancy	Kristine A. Glancy
Average SCT for Other NEO	$ 395,183	$ 409,232	$ 220,131
Average CAP to Other NEO amount	395,183	391,079	288,491
Total Shareholder Return Amount	59,030.00	33,840	392,570
Net Income (Loss)	$ 2,414,000,000	$ 10,046,000,000	$ (3,534,000,000)
Other NEOs Name	Adam D. May, Zackery A. Weber	Adam D. May, Zackery A. Weber	Adam D. May, Zackery A. Weber